Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 1,043	$ 1,578
Work in progress	149	417
Finished goods	221	355
Inventory, Net	$ 1,413	$ 2,350